Cover	Nov. 05, 2026
Cover [Abstract]
Entity Registrant Name	TSS, INC.
Entity Central Index Key	0001320760
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-33627
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-2027651
Entity Address Address Line 1	1800 Aviation Drive
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Georgetown
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78628
City Area Code	512
Local Phone Number	310-1000
Security 12b Title	Common Stock, $0.0001 Par Value
Trading Symbol	TSSI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false